SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Significant Related Party Transactions
SCHEDULE OF BALANCE DUE TO RELATED PARTIES

			2024	2023
Name	Relationship	Nature	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Non-trade payables
		Long-term loans (Note 14)	12,300,650	12,300,650
		Short-term loans (Note 14)	1,142,024	5,021,638

		Amounts due to an ultimate beneficial shareholder	13,442,674	17,322,288

Mr. Ka Wai Se	Related party of an ultimate beneficial shareholder	Other borrowings (Note 13(b))	183,066	536,530

Mr. Ka Chun Se	Related party of an ultimate beneficial shareholder	Other borrowings (Note 13(b))	242,189	-

Prowood (Cambodia) Flooring Co., Ltd	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	1,500,000	-

Nature Flooring Iindusties Inc	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	509,042	-

Kunshan Yingyi Trading Limited	Joint control over the entity by ultimate beneficial shareholder	Contract liabilities	139,113	-

SCHEDULE OF RELATED PARTY TRANSACTION

The following table represents the significant related party transactions for the years ended December 31, 2024, 2023 and 2022.

			2024	2023	2022
Name	Relationship	Nature	USD	USD	USD
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on shareholder loans	73,102	197,066	405,872
Mr. Hok Pan Se	Ultimate beneficial shareholder	Interest expense on convertible bonds	-	71,865	102,149
Fo Shan Sunde Daziran Investment Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	-	55,263	24,197
Fo Shan Sunde Changcheng Management Limited	Joint control over the entity by ultimate beneficial shareholder	Lease payments made	20,535	6,523	-